CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary shares [Member] shares	Class B Ordinary shares [Member] shares	Ordinary shares [Member] CNY (¥)	Ordinary shares [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	Accumulated deficit and statutory reserve [Member] CNY (¥)	Accumulated deficit and statutory reserve [Member] USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017			¥ 143		¥ 2,295,111		¥ (143,780)		¥ 116,051		¥ (857,751)		¥ 99,536		¥ 1,509,310
Balance, shares at Dec. 31, 2017 | shares	333,787,552	74,400,299
Disposal of VIE			0		0		0		0		0		(107,419)		(107,419)
Adjustment to redemption value of redeemable non-controlling interest			0		(10,559)		0		0		0		0		(10,559)
Net loss for the year			0		0		0		0		(451,673)		(4,486)		(456,159)
Foreign currency translation gain (loss)			0		0		0		21,685		0		1,326		23,011
Share of other comprehensive loss of an equity method investee															0
Issuance of ordinary shares from exercise of share-based awards			6		38,744		0		0		0		0		¥ 38,750
Issuance of ordinary shares from exercise of share-based awards, shares | shares	17,016,980														6,513,460	6,513,460
Share-based compensation			0		108,628		0		0		0		0		¥ 108,628
Balance at Dec. 31, 2018			149		2,431,924		(143,780)		137,736		(1,309,424)		(11,043)		1,105,562
Balance, shares at Dec. 31, 2018 | shares	350,804,532	74,400,299
Adjustment to redemption value of redeemable non-controlling interest			0		14,539		0		0		0		0		14,539
Net loss for the year			0		0		0		0		(651,268)		(3,018)		(654,286)
Foreign currency translation gain (loss)			0		0		0		7,734		0		(1,326)		6,408
Share of other comprehensive loss of an equity method investee			0		0		0		(3,986)		0		0		(3,986)
Conversion of Class B to Class A ordinary shares			0		0		0		0		0		0		0
Conversion of Class B to Class A ordinary shares, shares | shares	64,400,200	(64,400,200)
Issuance of ordinary shares from exercise of share-based awards			2		21,555		0		0		0		0		¥ 21,557
Issuance of ordinary shares from exercise of share-based awards, shares | shares	4,797,060														3,572,880	3,572,880
Share-based compensation			0		79,275		0		0		0		0		¥ 79,275
Balance at Dec. 31, 2019			151		2,547,293		(143,780)		141,484		(1,960,692)		(15,387)		569,069
Balance, shares at Dec. 31, 2019 | shares	420,001,792	10,000,099
Net loss for the year											(223,226)		2,130		(221,096)
Foreign currency translation gain (loss)									(11,825)						(11,825)
Share of other comprehensive loss of an equity method investee									(1,218)						(1,218)	$ (187)
Conversion of Class B to Class A ordinary shares, shares | shares	10,000,000	(10,000,000)
Issuance of ordinary shares from exercise of share-based awards					166										¥ 166
Issuance of ordinary shares from exercise of share-based awards, shares | shares	125,900														125,900	125,900
Share-based compensation					55,424										¥ 55,424
Balance at Dec. 31, 2020			¥ 151	$ 22	¥ 2,602,883	$ 398,909	¥ (143,780)	$ (22,035)	¥ 128,441	$ 19,684	¥ (2,183,918)	$ (334,700)	¥ (13,257)	$ (2,032)	¥ 390,520	$ 59,848
Balance, shares at Dec. 31, 2020 | shares	430,127,692	99